91-779

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

DIVISION OF MARKET REGULATION
SEP 28 2006
SECURITIES AND EXCHANGE COMMISSION

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**Zacks Sector Rotation Index**

06060602

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**XRO**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**New York Stock Exchange, Nasdaq National Market**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Mary Yeager**

PROCESSED
OCT 31 2006
THOMSON FINANCIAL

Title:

**Assistant Corporate Secretary**

Telephone Number:

**(212) 656-2062**

Manual Signature of Official Responsible for Form:

[signature]

**September 26, 2006**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | September 27, 2006 |

SEC 2449 (1/99)

**Mary Yeager**
*Assistant Secretary*

New York Stock Exchange LLC
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE

**Via Overnight Mail**

September 26, 2006

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 27 2006
DIVISION OF MARKET REGULATION

Ms. Gail Jackson
Division of Market Regulation
Station Place – Building I
100 F Street NE – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – Claymore ETFs**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find on original and nine copies of Form 19b-4(e) with respect to the following securities:

- Claymore Exchange-Traded Fund Trust, Claymore/BNY BRIC ETF (Ticker Symbol EEB);
- Claymore Exchange-Traded Fund Trust, Claymore/Sabrient Insider ETF (Ticker Symbol NFO);
- Claymore Exchange-Traded Fund Trust, Claymore/Sabrient Stealth ETF (Ticker Symbol STH);
- Claymore Exchange-Traded Fund Trust, Claymore/Zacks Sector Rotation ETF (Ticker Symbol XRO); and
- Claymore Exchange-Traded Fund Trust, Claymore/Zacks Yield Hog ETF (Ticker Symbol CVY).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Mary Yeager
Enclosures
Cc: Tim Malinowski (NYSE Arca, Inc.)

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | September 27, 2006 |